Financial Risk Management, Objectives and Policies	12 Months Ended
Dec. 31, 2025
Financial Risk Management, Objectives and Policies [Abstract]
Financial risk management, objectives and policies
26.	Financial risk management, objectives and policies

The Group’s main financial liabilities comprise loans and borrowings, trade payables and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group´s main financial assets include cash and short-term deposits and trade and other receivables that derive directly from its operations.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s senior management oversees the management of these risks. The Group’s senior management is supported by Financial Management that advises on financial risks and the appropriate financial risk governance framework for the Group. The financial management provides assurance to the Group’s senior management that the Group’s financial risk-taking activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group´s policies and risk objectives.

Management reviews and implements policies for managing each of these risks, which are summarized below.

Market risk -

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprise three types of risk: interest rate risk, foreign currency risk and other price risk (such as equity price risk and commodity risk).

The sensitivity analyses shown in the following sections relate to the Group’s consolidated position as of December 31, 2025 and 2024.

Interest rate risk -

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

As of December 31, 2025 and 2024, all of the Group’s borrowings are at a fixed rate of interest; consequently, the management evaluated that it is not relevant to do an interest rate sensitivity analysis.

Foreign currency risk -

Foreign exchange risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in foreign currency exchange rates. The Group’s exposure to foreign exchange risk relates primarily to the Group’s operating activities (when income or expenses are denominated in a currency other than the Group’s functional currency).

Foreign currency sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in the US dollar exchange rate, with all other variables held constant. The impact on the Group’s profit before income tax is due to changes in the fair value of monetary assets and liabilities.

2025	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	812
	+10	1,625
	-5	(812)
	-10	(1,625)

2024	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	(593)
	+10	(1,186)
	-5	593
	-10	1,186

Credit risk -

Credit risk is the risk that counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to a credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit quality of the customer is assessed, and individual credit limits are defined in accordance with this assessment. Outstanding customer receivables are regularly monitored and any shipments to major customers are generally covered by letters of credit. As of December 31, 2025 and 2024, the Group had 9 and 8 customers, respectively, that owed the Group more than S/3,000,000 each accounting for approximately 55% and 34% of all trade receivables outstanding, respectively. There were 26 and 22 customers with balances greater than S/700,000 and less than S/3,000,000, which accounted for approximately 28% and 23% of the total trade receivables, respectively. The evaluation for allowance for expected credit losses is updated at the date of the consolidated financial statements and individually for the main customers. This calculation is based on actual historical data incurred.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in note 7. The Group does not maintain credit insurance for its accounts receivable.

Cash deposits

Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with the Group’s policy. Investments of surplus funds are made only with approved counterparties of first level. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through potential counterparty’s failure to make payments. As of December 31, 2025 and 2024, the Group’s maximum exposure to credit risk for the components of carrying amounts is showed in note 6.

Liquidity risk -

The Group monitors its risk of shortage of funds using a recurring liquidity planning tool.

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans and long term debentures. Access to sources of funding is sufficiently available and debt maturing within 12 months can be rolled over under the same conditions with existing lenders, if is necessary.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
As of December 31, 2025
Financial obligations	190,292	343,272	665,727	217,000	1,416,291
Interest	26,674	44,729	145,449	29,703	246,555
Trade and other payables	157,001	60,395	-	-	217,396
Lease liabilities	1,278	3,601	10,849	501	16,229

As of December 31, 2024
Financial obligations	190,292	269,272	729,091	310,000	1,498,655
Interest	29,255	49,887	189,657	47,735	316,534
Trade and other payables	155,556	57,368	-	-	212,924
Lease liabilities	758	2,200	5,819	643	9,420

The changes in liabilities arising from financing activities are presented below:

	Balance as of January 1,	Distribution of dividends	Cash inflow	Cash outflow	Amortization of costs of issuance of senior notes	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2025
Dividends payable	11,097	175,524	660	(175,458)	-	11,823
Financial obligations	1,493,191	-	392,200	(474,564)	1,328	1,412,155

2024
Dividends payable	10,322	175,524	297	(175,046)	-	11,097
Financial obligations	1,573,026	-	303,200	(384,364)	1,329	1,493,191

Capital management -

For the purpose of the Group’s capital management, capital includes capital stock, investment shares, additional paid-in capital and all other equity reserves attributable to the equity holders of the Company. The primary objective of the Group’s capital management is to maximize the shareholders’ value.

In order to achieve this overall objective, the Group’s capital management, among other things, aims to ensure that it meets financial covenants attached to the interest-bearing loans and borrowings that define capital structure requirements. Breaches in meeting the financial covenants would permit the creditors to immediately call the senior notes. There have been no breaches in the financial covenants of Senior Notes in any of the years presented.

The Group manages its capital structure and adjusts it in light of changes in economic conditions and the requirements of the financial covenants. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2025 and 2024.